Other equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ 2,689	$ 32	₨ 1,518
Other equity interest
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ 2,689	$ 32	₨ 1,518	₨ (2,000)